CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net income	$ 12,933	$ 6,818
Other comprehensive income (loss), net of tax of nil
Change in cumulative foreign exchange translation adjustment	(978)	3,137
Comprehensive income	11,955	9,955
Less: Comprehensive income attributable to noncontrolling interest	(478)	(148)
Comprehensive income attributable to HiSoft Technology International Limited	$ 11,477	$ 9,807